Organization and Principal Activities	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

Note 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

AGM Group Holdings Inc. (“AGM Holdings”) was incorporated on April 27, 2015 under the laws of the British Virgin Islands. AGM Holdings is a holding company and do not own any material assets or liabilities other than holding equity interest of multiple entities and certain cash and cash equivalents.

On May 21, 2015, AGM Holdings incorporated a wholly owned subsidiary, AGM Technology Limited (“AGM Technology”) in Hong Kong. AGM Technology provides advanced online trading service for financial institutions in Asian areas.

On October 13, 2015, AGM Technology incorporated a Chinese limited liability subsidiary, AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly known as Shenzhen AnGaoMeng Financial Technology Service Co., Ltd., for the purpose of being a holding company for the equity interests in China. On October 19, 2020, AGM Holdings also incorporated a wholly owned subsidiary, AGM Tianjin International Financial Leasing Co. Ltd. (“AGM Leasing”) was in China under the laws of PRC.

On November 13, 2015 and September 28, 2016, AGM Tianjin incorporated two wholly owned Chinese limited liability subsidiaries, Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”), and Nanjing Xingaomeng Software Technology Co., Ltd. (“AGM Nanjing”), respectively. AGM Nanjing was dissolved under the law of China on May 19, 2020.

On June 14, 2017, AGM Software Service LTD (“AGM Software”) was incorporated under the laws of BVI. AGM Software is a wholly-owned subsidiary of AGM Holdings and its principal activity will be assisting AGM Technology in providing core technology services to customers.

On July 26, 2019, AGM Holdings acquired 100% of Anyi Network Inc. (“Anyi Network”) and its subsidiaries and paid $400,000 in cash and issued an aggregate of 475,000 duly authorized, fully paid and nonassessable Class A ordinary shares of the Company, valued at $16.00 per share to the shareholders of Anyi. The total consideration underlying the Share Exchange was $8,000,000. Anyi Network was incorporated on September 29, 2017 under the laws of the Cayman Islands. Anyi Network and its subsidiaries (“Anyi”) provide information accounting software technology and services for small and medium enterprises in China.

On December 14, 2020, AGM Holdings sold all the equity interest of Anyi Network by entering into a share purchase agreement with certain buyers, pursuant to which the Company sold to the buyers 100% equity interest in Anyi Network in exchange for a total consideration of $8,000,000, payable in the form of canceling 475,000 ordinary shares of AGM Holdings held by the buyers, valued at $16.00 per share, and payment of $400,000 in cash. The disposition of Anyi Network includes the disposition of the subsidiaries of Anyi Network. See more on Note 4.

On May 19, 2020, Nanjing Xingaomeng Software Technology Co., Ltd. (“AGM Nanjing”) was dissolved.

On June 17, 2021, AGM Technology incorporated a wholly owned Chinese limited liability subsidiary, Nanjing Lucun Semiconductor Co. Ltd. (“Nanjing Lucun”) in China under the laws of PRC.

On July 30, 2021 AGM Holdings incorporated a wholly owned limited liability subsidiary, AGM Defi Lab Ptd Limited (“AGM Defi Lab”) under the laws of Singapore.

On August 8, 2021 AGM Holdings incorporated a wholly owned limited liability subsidiary, AGM Defi Tech Limited (“AGM Defi Tech”) in Hong Kong.

On October 21, 2021, AGM Defi Tech incorporated a wholly owned subsidiary, Beijing Keen Sense Technology Service Co., Ltd (“Beijing Keen Sense”) in China under the laws of PRC.

AGM Holdings’ subsidiaries are as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
AGM Technology Limited (“AGM Technology ”)	May 21, 2015	Hong Kong	100%	Online trading service
AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd.	October 13, 2015	China	100%	Holding entity
Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”)	November 13, 2015	China	100%	Software development and provider
*Nanjing Xingaomeng Software Technology Co., Ltd. (“AGM Nanjing”)	September 28, 2016	China	100%	Software development and provider
AGM Software Service LTD (“AGM Software”)	June 14, 2017	BVI	100%	Core technology service provider
**Anyi Network Inc. (“Anyi Network”)	September 29, 2017	Cayman	100%	Software development and provider
**Anyi Technology Limited (“Anyi Technology”)	October 23, 2017	Hong Kong	100%	Product marketing hub
**Jiangsu AnyiWang Network Technology Co., Ltd. (“Jiangsu AnYiWang”)	November 13, 2017	China	100%	Software development and provider
**Beijing AnyiWang Technology Co., Ltd. (“Beijing AnYiWang”)	January 2, 2018	China	100%	Software development and provider
**Changzhou AnyiWang Network Technology Co., Ltd. (“Changzhou AnYiWang”)	November 27, 2017	China	100%	Software development and provider
**Lianyungang AnyiWang Software Co., Ltd. (“Lianyungang AnYiWang”)	November 20, 2017	China	100%	Software development and provider
**Tongshan Naquan Technology Service Co., Ltd. (“Tongshan Naquan”)	May 3, 2018	China	100%	Software development and provider
**Hubei AnYiWang Network Technology Co., Ltd. (“Hubei AnYiWang”)	March 8, 2018	China	100%	Software development and provider
Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”)	June 17, 2021	China	100%	Semiconductor provider
AGM Defi Lab Ptd Limited (“AGM Defi Lab”)	July 30, 2021	Singapore	100%	Software development and provider
AGM Defi Tech Limited (“AGM Defi Tech”)	August 8, 2021	Hong Kong	100%	Software development and provider
Beijing Keen Sense Technology Service Co., Ltd (“Beijing Keen Sense”)	October 21, 2021	China	100%	Software development and provider

*	AGM Nanjing was dissolved under the law of China on May 19, 2020.
**	Anyi Network and its subsidiaries have been disposed on December 14, 2020 and are classified as discontinued operations retrospectively.

Anyi Network and its subsidiaries are collectively referred to herein as the “Anyi”, unless specific reference is made to an entity. AGM Technology, AGM Tianjin, AGM Beijing, AGM Nanjing, AGM Software, Nanjing Lucun, AGM Defi Lab, AGM Defi Tech, Beijing Keen Sense, and Anyi  , are referred to as subsidiaries. AGM Holdings and its consolidated subsidiaries are collectively referred to herein as the “Company” unless specific reference is made to an entity.